Pensions and other post-retirement benefits - Fair value of assets held by the defined benefit plans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Property	$ 2,691	$ 2,630	$ 2,399
Cash	1,873	841	574
Other	1,060	228	252
Debt (repurchase agreements) used to fund liability driven investments	(9,387)	(7,436)	(6,011)
Asset recognized	53,117	47,539	42,682
Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	6,980	8,441	7,148
Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	671	1,345	1,134
Private equity
Disclosure of fair value of plan assets [line items]
Equity	4,507	4,152	4,291
Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	7,869	8,515	7,763
Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	24,683	19,562	17,593
Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	12,170	9,261	7,539
United Kingdom
Disclosure of fair value of plan assets [line items]
Property	2,553	2,507	2,311
Cash	1,392	426	376
Other	795	98	116
Debt (repurchase agreements) used to fund liability driven investments	(9,387)	(7,436)	(6,011)
Asset recognized	41,463	36,129	32,085
United Kingdom | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	5,008	6,285	5,191
United Kingdom | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	418	1,096	950
United Kingdom | Private equity
Disclosure of fair value of plan assets [line items]
Equity	2,899	2,675	2,792
United Kingdom | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	4,303	4,884	4,263
United Kingdom | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	24,576	19,462	17,491
United Kingdom | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	8,906	6,132	4,606
US
Disclosure of fair value of plan assets [line items]
Property	0	0	6
Cash	267	289	73
Other	131	74	64
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	7,466	7,655	7,195
US | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	1,112	1,290	1,238
US | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	115	124	63
US | Private equity
Disclosure of fair value of plan assets [line items]
Equity	1,604	1,474	1,495
US | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	1,839	2,100	2,072
US | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
US | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	2,398	2,304	2,184
Eurozone
Disclosure of fair value of plan assets [line items]
Property	110	96	57
Cash	51	33	42
Other	104	30	32
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	2,680	2,343	2,112
Eurozone | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	542	495	413
Eurozone | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	68	61	65
Eurozone | Private equity
Disclosure of fair value of plan assets [line items]
Equity	0	0	0
Eurozone | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	1,111	959	895
Eurozone | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	107	100	102
Eurozone | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	587	569	506
Other
Disclosure of fair value of plan assets [line items]
Property	28	27	25
Cash	163	93	83
Other	30	26	40
Debt (repurchase agreements) used to fund liability driven investments	0	0	0
Asset recognized	1,508	1,412	1,290
Other | Listed equities – developed markets
Disclosure of fair value of plan assets [line items]
Equity	318	371	306
Other | Listed equities – emerging markets
Disclosure of fair value of plan assets [line items]
Equity	70	64	56
Other | Private equity
Disclosure of fair value of plan assets [line items]
Equity	4	3	4
Other | Government issued nominal bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	616	572	533
Other | Government issued index-linked bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Other | Corporate bondsd
Disclosure of fair value of plan assets [line items]
Debt instruments	$ 279	$ 256	$ 243